Taxation (Details) - Schedule of Changes in Valuation Allowance ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
Schedule of Changes in Valuation Allowance [Abstract]
Balance at beginning of the year	¥ (84,406)	$ (84,406)	¥ (65,235)	¥ (5,693)
(Additions)/Reversal	(10,569)		(19,171)	(59,542)
Balance at end of the year	¥ (94,975)	$ (94,975)	¥ (84,406)	¥ (65,235)